U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Filing Under Rule 24F-2

of the Investment Company Act of 1940

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares, Inc.
400 Howard Street
San Francisco, CA 94105

2.	The name and EDGAR identifier of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares Core MSCI Emerging Markets ETF
iShares Currency Hedged MSCI Emerging Markets ETF
iShares ESG Aware MSCI EM ETF
iShares MSCI Australia ETF
iShares MSCI Austria ETF
iShares MSCI Belgium ETF
iShares MSCI Brazil ETF
iShares MSCI BRIC ETF
iShares MSCI Canada ETF
iShares MSCI Chile ETF
iShares MSCI Colombia ETF
iShares MSCI Emerging Markets Asia ETF
iShares MSCI Emerging Markets ETF
iShares MSCI Emerging Markets ex China ETF
iShares MSCI Emerging Markets Min Vol Factor ETF
iShares MSCI Emerging Markets Multifactor ETF
iShares MSCI Emerging Markets Small-Cap ETF
iShares MSCI Eurozone ETF
iShares MSCI France ETF
iShares MSCI Frontier and Select EM ETF
iShares MSCI Germany ETF
iShares MSCI Global Agriculture Producers ETF
iShares MSCI Global Energy Producers ETF
iShares MSCI Global Gold Miners ETF
iShares MSCI Global Metals & Mining Producers ETF
iShares MSCI Global Min Vol Factor ETF
iShares MSCI Global Silver and Metals Miners ETF

	iShares MSCI Hong Kong ETF
	iShares MSCI Israel ETF
	iShares MSCI Italy ETF
	iShares MSCI Japan ETF
	iShares MSCI Japan Small-Cap ETF
	iShares MSCI Malaysia ETF
	iShares MSCI Mexico ETF
	iShares MSCI Netherlands ETF
	iShares MSCI Pacific ex Japan ETF
	iShares MSCI Russia ETF
	iShares MSCI Singapore ETF
	iShares MSCI South Africa ETF
	iShares MSCI South Korea ETF
	iShares MSCI Spain ETF
	iShares MSCI Sweden ETF
	iShares MSCI Switzerland ETF
	iShares MSCI Taiwan ETF
	iShares MSCI Thailand ETF
	iShares MSCI Turkey ETF
	iShares MSCI USA Equal Weighted ETF
	iShares MSCI World ETF

3.	Investment Company Act File Number: 811-09102

	Securities Act File Number: 033-97598

4(a).	Last day of fiscal year for which this Form is filed: 8/31/2021

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).

[    ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee (if calculating on a class-by-class or series-by-series basis, provide the EDGAR identifier for each such class or series):

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$42,487,781,612

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$20,434,104,437

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$6,590,350,364

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	- $27,024,454,801

	(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$15,463,326,811

	(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$ 0

	(vii) Multiplier for determining registration fee (See Instruction C.9):	X 0.0000927

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $1,433,450.40

6.	Prepaid Shares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due - if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$ 1,433,450.40

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:	11/18/2021

	Method of Delivery:

	[x] Wire Transfer

	[ ] Mail or other means

10.	Explanatory Notes (if any): The issuer may provide any information it believes would be helpful in understanding the information reported in response to any item of this Form. To the extent responses relate to a particular item, provide the item number(s), as applicable.

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Assistant Treasurer

Date:     11/24/2021

*	Please print the name and title of the signing officer below the signature.